Income Taxes - Changes in our unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning Period	$ 24,388,433	$ 11,811,695
Effect of rate changes	0
Additions based on tax positions related to current year	6,882,336	13,857,760
Foreign currency translation	2,483,300	(1,281,022)
Ending Period	$ 33,754,069	$ 24,388,433